10-Q Goodwill and other intangible assets (Tables)	6 Months Ended
Jun. 30, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Changes in the carrying amount of goodwill
The changes in the carrying amount of goodwill were as follows:

	Balance at January 1, 2022	Goodwill Acquired During the Year	Measurement Period Adjustments	Balance at December 31, 2022
	(In thousands)
Pacific	$38,101	$238	$—	$38,339
Northwest	93,102	—	(2,124)	90,978
Mountain	26,816	—	—	26,816
North Central	75,879	—	—	75,879
All other	42,528	—	—	42,528
Total	$276,426	$238	$(2,124)	$274,540

	Balance at January 1, 2021	Goodwill Acquired During the Year	Measurement Period Adjustments	Balance at December 31, 2021
	(In thousands)
Pacific	$38,101	$—	$—	$38,101
Northwest	42,462	50,640	—	93,102
Mountain	27,033	—	(217)	26,816
North Central	75,879	—	—	75,879
All other	42,528	—	—	42,528
Total	$226,003	$50,640	$(217)	$276,426
The changes in the carrying amount of goodwill were as follows:

	Balance at January 1, 2023	Goodwill Acquired During the Year	Measurement Period Adjustments	Balance at June 30, 2023
	(In thousands)
Pacific	$38,339	$—	$(62)	$38,277
Northwest	90,978	—	—	90,978
Mountain	26,816	—	—	26,816
North Central	75,879	—	—	75,879
All Other	42,528	—	—	42,528
Total	$274,540	$—	$(62)	$274,478

Other amortizable intangible assets
Other amortizable intangible assets at December 31, were as follows:

	2022	2021
	(In thousands)
Customer relationships	$18,540	$18,540
Less accumulated amortization	7,367	5,633
	11,173	12,907
Noncompete agreements	4,039	4,039
Less accumulated amortization	2,985	2,471
	1,054	1,568
Other	5,279	9,579
Less accumulated amortization	4,076	7,826
	1,203	1,753
Total	$13,430	$16,228
Other amortizable intangible assets were as follows:

	June 30, 2023	December 31, 2022
	(In thousands)
Customer relationships	$18,540	$18,540
Less accumulated amortization	8,235	7,367
	10,305	11,173
Noncompete agreements	4,039	4,039
Less accumulated amortization	3,239	2,985
	800	1,054
Other	2,479	5,279
Less accumulated amortization	1,474	4,076
	1,005	1,203
Total	$12,110	$13,430

Estimated amortization expense	Estimated amortization expense for identifiable intangible assets as of June 30, 2023, was:

	Remainder of 2023	2024	2025	2026	2027	Thereafter
	(In thousands)
Amortization expense	$1,237	$2,157	$2,042	$1,739	$1,717	$3,218